ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares					Fair Value
	COMMON STOCKS — 22.8%
	APPAREL & TEXTILE PRODUCTS - 0.8%
6,476	NIKE, Inc., Class B				$ 661,847

	ASSET MANAGEMENT - 0.1%
1,548	Charles Schwab Corporation (The)				97,803

	BANKING - 2.4%
20,702	Bank of America Corporation				644,453
9,940	Citigroup, Inc.				457,141
13,999	Fifth Third Bancorp				470,366
2,302	JPMorgan Chase & Company				259,228
6,604	Wells Fargo & Company				258,679
					2,089,867
	CABLE & SATELLITE - 0.5%
11,367	Comcast Corporation, Class A				446,041

	E-COMMERCE DISCRETIONARY - 0.9%
7,300	Amazon.com, Inc.(a)				775,333

	ENTERTAINMENT CONTENT - 0.7%
6,771	Walt Disney Company (The)(a)				639,182

	HEALTH CARE REIT - 0.2%
12,087	Medical Properties Trust, Inc.				184,568

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
908	Goldman Sachs Group, Inc. (The)				269,694

	INSURANCE - 0.4%
5,953	American International Group, Inc.				304,377

	INTERNET MEDIA & SERVICES - 2.2%
4,307	Airbnb, Inc., CLASS A(a)				383,668
357	Alphabet, Inc., Class C(a)				780,919
3,162	Meta Platforms, Inc., Class A(a)				509,873
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares					Fair Value
	COMMON STOCKS — 22.8% (Continued)
	INTERNET MEDIA & SERVICES - 2.2% (Continued)
576	Netflix, Inc.(a)				$ 100,725
					1,775,185
	LEISURE FACILITIES & SERVICES - 0.8%
1,735	McDonald's Corporation				428,337
3,418	Starbucks Corporation				261,101
					689,438
	MORTGAGE FINANCE - 4.1%
325,297	AGNC Investment Corporation				3,601,037

	OFFICE REIT - 0.0%(b)
1,071	Orion Office REIT, Inc.				11,738

	RETAIL - CONSUMER STAPLES - 1.0%
586	Costco Wholesale Corporation				280,858
1,843	Target Corporation				260,287
2,526	Walmart, Inc.				307,111
					848,256
	RETAIL - DISCRETIONARY - 0.5%
1,613	Home Depot, Inc. (The)				442,398

	RETAIL REIT - 1.0%
11,896	Realty Income Corporation				812,022

	SEMICONDUCTORS - 1.1%
7,472	Advanced Micro Devices, Inc.(a)				571,383
10,119	Intel Corporation				378,552
					949,935
	SOFTWARE - 2.9%
1,970	Crowdstrike Holdings, Inc., Class A(a)				332,063
4,757	Microsoft Corporation				1,221,740
660	Palo Alto Networks, Inc.(a)				326,000
3,403	Salesforce, Inc.(a)				561,631
5,191	Shopify, Inc., Class A(a)				162,167
					2,603,601
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares					Fair Value
	COMMON STOCKS — 22.8% (Continued)
	TECHNOLOGY HARDWARE - 0.9%
5,766	Apple, Inc.				$ 788,328

	TECHNOLOGY SERVICES - 1.1%
5,402	Fiserv, Inc.(a)				480,616
6,345	PayPal Holdings, Inc.(a)				443,135
					923,751
	TELECOMMUNICATIONS - 0.5%
9,366	Verizon Communications, Inc.				475,325

	TRANSPORTATION & LOGISTICS - 0.4%
1,983	United Parcel Service, Inc., Class B				361,977

	TOTAL COMMON STOCKS (Cost $23,102,279)				19,751,703

	EXCHANGE-TRADED FUNDS — 5.1%
	EQUITY - 5.1%
11,698	SPDR S&P 500 ETF Trust				4,413,071

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,579,821)				4,413,071

	REITS — 5.0%
	SPECIALTY FINANCE - 5.0%
727,042	Annaly Capital Management, Inc.				4,296,818

	TOTAL REITS (Cost $6,092,749)				4,296,818

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3%
	BANKING — 12.8%
2,400,000	Bank of America Corporation(d)	H15T5Y + 1.200%	2.4820	09/21/36	1,869,262
4,600,000	Bank of America Corporation(d)	H15T5Y + 2.000%	3.8460	03/08/37	3,995,117
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3% (Continued)
	BANKING — 12.8% (Continued)
3,300,000	Citigroup, Inc.		4.1250	07/25/28	$ 3,175,334
100,000	JPMorgan Chase & Company		4.2500	10/01/27	99,305
2,200,000	Wells Fargo & Company(d)	SOFRRATE + 1.500%	3.3500	03/02/33	1,959,744
					11,098,762
	INSTITUTIONAL FINANCIAL SERVICES — 13.9%
6,750,000	Goldman Sachs Group, Inc. (The)(d)	SOFRRATE + 1.410%	3.1020	02/24/33	5,787,973
6,400,000	Morgan Stanley(d)	SOFRRATE + 2.620%	5.2970	04/20/37	6,220,975
					12,008,948
	SPECIALTY FINANCE — 11.6%
4,000,000	American Express Company(d)	SOFRRATE + 2.255%	4.9890	05/26/33	4,017,284
6,100,000	Capital One Financial Corporation(d)	SOFRRATE + 2.370%	5.2680	05/10/33	6,013,252
					10,030,536
	TOTAL CORPORATE BONDS (Cost $34,127,921)				33,138,246

	MUNICIPAL BONDS — 0.9%
	WATER AND SEWER — 0.9%
1,000,000	City of Cincinnati OH Water System Revenue		2.6260	12/01/40	793,408

	TOTAL MUNICIPAL BONDS (Cost $1,021,645)				793,408

	U.S. GOVERNMENT & AGENCIES — 104.7%
	AGENCY FIXED RATE — 94.3%
1,431,549	Fannie Mae Pool CA1534(c)		3.5000	04/01/48	1,401,659
8,000,000	Fannie Mae Pool MA4656		4.5000	07/01/52	8,055,646
104,966	Ginnie Mae I Pool 597865		6.0000	09/15/32	110,789
79,854	Ginnie Mae I Pool 597875		6.0000	01/15/33	84,198
33,200	Ginnie Mae I Pool 597890		6.0000	06/15/33	36,151
77,121	Ginnie Mae I Pool 607376		6.0000	08/15/33	81,311
307,662	Ginnie Mae I Pool 483970		6.5000	10/15/37	328,872
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 104.7% (Continued)
	AGENCY FIXED RATE — 94.3% (Continued)
883,849	Ginnie Mae I Pool AQ7400(c)		4.0000	01/15/46	$ 929,157
1,291,764	Ginnie Mae I Pool AD6358(c)		4.0000	01/15/48	1,309,522
823,442	Ginnie Mae I Pool BF0597(c)		4.0000	03/15/48	837,115
658,964	Ginnie Mae I Pool BF0605(c)		4.0000	03/15/48	669,898
1,152,144	Ginnie Mae I Pool BE1661(c)		3.5000	04/15/48	1,134,492
772,891	Ginnie Mae I Pool BF0613(c)		4.0000	04/15/48	785,424
587,659	Ginnie Mae I Pool BG9690(c)		4.0000	05/15/48	589,975
792,025	Ginnie Mae I Pool BD7599(c)		4.5000	05/15/48	819,785
576,288	Ginnie Mae I Pool BH7893(c)		4.0000	08/15/48	584,332
496,793	Ginnie Mae I Pool BK3037(c)		4.0000	11/15/48	503,575
1,122,558	Ginnie Mae I Pool BG9735(c)		4.5000	02/15/49	1,174,922
3,873,575	Ginnie Mae I Pool BK8740(c)		4.0000	07/15/49	3,937,989
667,191	Ginnie Mae I Pool BN0245(c)		4.5000	02/15/50	697,342
1,595,981	Ginnie Mae II Pool BD4637(c)		4.0000	09/20/47	1,605,391
1,814,556	Ginnie Mae II Pool BF5181(c)		4.5000	02/20/48	1,849,243
843,162	Ginnie Mae II Pool BD7592(c)		4.0000	03/20/48	857,843
1,285,630	Ginnie Mae II Pool BD7593(c)		4.0000	03/20/48	1,297,248
1,021,426	Ginnie Mae II Pool BG9708(c)		4.5000	07/20/48	1,062,448
706,701	Ginnie Mae II Pool BJ1541(c)		4.0000	09/20/48	712,505
1,224,879	Ginnie Mae II Pool BG9716(c)		4.0000	09/20/48	1,235,571
588,176	Ginnie Mae II Pool BJ1542(c)		4.5000	09/20/48	611,976
1,436,712	Ginnie Mae II Pool BL5755(c)		4.5000	02/20/49	1,490,095
1,510,502	Ginnie Mae II Pool BN0243(c)		3.5000	02/20/50	1,479,776
2,923,238	Ginnie Mae II Pool BP0604(c)		4.0000	02/20/50	2,948,757
1,517,079	Ginnie Mae II Pool CD3290(c)		4.0000	10/20/51	1,530,326
2,203,407	Ginnie Mae II Pool CJ2142(c)		4.0000	12/20/51	2,222,646
2,061,684	Ginnie Mae II Pool CJ2149(c)		4.0000	01/20/52	2,079,686
7,160,309	Ginnie Mae II Pool MA7991(c)		4.5000	04/20/52	7,297,659
28,690,074	Ginnie Mae II Pool MA8046(c)		4.5000	05/20/52	29,240,408
					81,593,732
	AGENCY MBS OTHER — 10.4%
25,000	Ginnie Mae I Pool 407848		7.5000	10/15/22	25,103
39,850	Ginnie Mae I Pool 400489		7.0000	07/15/24	39,714
44,834	Ginnie Mae I Pool 407849		7.5000	12/15/24	45,127
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 104.7% (Continued)
	AGENCY MBS OTHER — 10.4% (Continued)
33,550	Ginnie Mae I Pool 401478		7.0000	02/15/25	$ 33,350
45,992	Ginnie Mae I Pool 401479		7.5000	02/15/25	46,506
25,000	Ginnie Mae I Pool 439758		7.0000	03/15/25	24,758
43,625	Ginnie Mae I Pool 397431		7.5000	04/15/25	43,513
48,249	Ginnie Mae I Pool 411856		8.0000	05/15/25	48,000
33,418	Ginnie Mae I Pool 407847		7.5000	06/15/25	33,775
32,075	Ginnie Mae I Pool 412705		7.5000	06/15/25	32,378
42,212	Ginnie Mae I Pool 407848		7.5000	06/15/25	42,386
48,405	Ginnie Mae I Pool 407862		7.5000	09/15/25	48,598
41,478	Ginnie Mae I Pool 417935		7.5000	12/15/25	41,987
25,000	Ginnie Mae I Pool 425537		7.0000	01/15/26	24,637
25,000	Ginnie Mae I Pool 425537		7.0000	02/15/26	24,637
41,133	Ginnie Mae I Pool 425537		7.0000	04/15/26	40,535
25,000	Ginnie Mae I Pool 420145		7.5000	05/15/26	25,208
25,000	Ginnie Mae I Pool 420000		7.0000	06/15/26	24,752
42,647	Ginnie Mae I Pool 420145		7.5000	07/15/26	43,002
48,072	Ginnie Mae I Pool 419994		7.0000	08/15/26	48,494
49,114	Ginnie Mae I Pool 420001		7.0000	08/15/26	48,694
36,020	Ginnie Mae I Pool 420005		7.0000	08/15/26	36,241
38,823	Ginnie Mae I Pool 420000		7.0000	08/15/26	38,439
45,992	Ginnie Mae I Pool 420008		7.0000	08/15/26	46,381
43,602	Ginnie Mae I Pool 437580		7.5000	09/15/26	43,706
47,125	Ginnie Mae I Pool 420030		7.0000	10/15/26	47,542
39,181	Ginnie Mae I Pool 436858		7.0000	11/15/26	39,461
48,979	Ginnie Mae I Pool 439759		7.0000	01/15/27	48,737
27,344	Ginnie Mae I Pool 439758		7.0000	01/15/27	27,079
25,000	Ginnie Mae I Pool 453678		7.0000	01/15/27	24,925
48,076	Ginnie Mae I Pool 436910		7.0000	03/15/27	48,533
31,687	Ginnie Mae I Pool 436906		7.0000	03/15/27	31,402
25,000	Ginnie Mae I Pool 453678		7.0000	03/15/27	24,925
25,000	Ginnie Mae I Pool 453678		7.0000	04/15/27	24,925
25,000	Ginnie Mae I Pool 451947		7.0000	04/15/27	24,838
28,189	Ginnie Mae I Pool 448271		7.0000	04/15/27	28,233
37,614	Ginnie Mae I Pool 451258		6.5000	05/15/27	37,604
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 104.7% (Continued)
	AGENCY MBS OTHER — 10.4% (Continued)
25,000	Ginnie Mae I Pool 451298		7.0000	05/15/27	$ 25,315
71,286	Ginnie Mae I Pool 451274		6.5000	06/15/27	71,681
25,000	Ginnie Mae I Pool 453678		7.0000	06/15/27	24,925
25,000	Ginnie Mae I Pool 451947		7.0000	06/15/27	24,838
42,686	Ginnie Mae I Pool 451292		6.5000	07/15/27	42,610
68,520	Ginnie Mae I Pool 451287		6.5000	07/15/27	67,558
36,642	Ginnie Mae I Pool 451281		7.0000	07/15/27	36,573
39,459	Ginnie Mae I Pool 453678		7.0000	08/15/27	39,341
45,309	Ginnie Mae I Pool 451298		7.0000	08/15/27	45,880
43,132	Ginnie Mae I Pool 453698		7.0000	08/15/27	43,044
28,583	Ginnie Mae I Pool 451947		7.0000	08/15/27	28,398
32,734	Ginnie Mae I Pool 453689		7.0000	09/15/27	32,596
36,467	Ginnie Mae I Pool 457358		7.0000	01/15/28	36,721
25,000	Ginnie Mae I Pool 528575		7.0000	03/15/28	25,302
45,057	Ginnie Mae I Pool 460589		6.5000	04/15/28	44,717
25,000	Ginnie Mae I Pool 528575		7.0000	04/15/28	25,302
25,000	Ginnie Mae I Pool 528575		7.0000	06/15/28	25,302
25,000	Ginnie Mae I Pool 515289		7.0000	04/15/29	24,798
25,000	Ginnie Mae I Pool 509251		7.0000	06/15/29	25,246
25,000	Ginnie Mae I Pool 509251		7.0000	07/15/29	25,246
25,000	Ginnie Mae I Pool 509251		7.0000	09/15/29	25,246
35,993	Ginnie Mae I Pool 509251		7.0000	11/15/29	36,347
33,338	Ginnie Mae I Pool 515289		7.0000	01/15/30	33,068
34,119	Ginnie Mae I Pool 515285		7.0000	01/15/30	34,126
25,000	Ginnie Mae I Pool 528512		7.0000	02/15/30	25,265
25,000	Ginnie Mae I Pool 515477		7.0000	03/15/30	25,232
25,000	Ginnie Mae I Pool 528512		7.0000	03/15/30	25,265
25,000	Ginnie Mae I Pool 515428		7.0000	04/15/30	24,809
25,000	Ginnie Mae I Pool 515477		7.0000	05/15/30	25,232
25,000	Ginnie Mae I Pool 528512		7.0000	05/15/30	25,265
40,836	Ginnie Mae I Pool 515378		7.0000	05/15/30	40,831
25,000	Ginnie Mae I Pool 515475		7.0000	05/15/30	24,945
38,156	Ginnie Mae I Pool 515377		7.0000	05/15/30	38,103
25,000	Ginnie Mae I Pool 528512		7.0000	06/15/30	25,265
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 104.7% (Continued)
	AGENCY MBS OTHER — 10.4% (Continued)
45,756	Ginnie Mae I Pool 515408		7.0000	06/15/30	$ 45,606
25,000	Ginnie Mae I Pool 515512		7.0000	06/15/30	24,671
25,000	Ginnie Mae I Pool 515475		7.0000	06/15/30	24,945
25,000	Ginnie Mae I Pool 529797		7.0000	06/15/30	25,269
25,000	Ginnie Mae I Pool 515477		7.0000	06/15/30	25,232
25,000	Ginnie Mae I Pool 528512		7.0000	07/15/30	25,265
40,738	Ginnie Mae I Pool 515428		7.0000	07/15/30	40,427
25,000	Ginnie Mae I Pool 515512		7.0000	08/15/30	24,671
25,000	Ginnie Mae I Pool 529797		7.0000	08/15/30	25,269
41,433	Ginnie Mae I Pool 515454		7.0000	08/15/30	41,424
34,540	Ginnie Mae I Pool 528512		7.0000	09/15/30	34,906
45,189	Ginnie Mae I Pool 515475		7.0000	09/15/30	45,090
41,711	Ginnie Mae I Pool 515477		7.0000	09/15/30	42,097
25,000	Ginnie Mae I Pool 529797		7.0000	10/15/30	25,269
41,521	Ginnie Mae I Pool 515512		7.0000	10/15/30	40,974
44,210	Ginnie Mae I Pool 515515		7.0000	11/15/30	44,119
85,518	Ginnie Mae I Pool 515542		7.0000	12/15/30	85,902
48,134	Ginnie Mae I Pool 529780		6.5000	01/15/31	48,516
30,400	Ginnie Mae I Pool 528575		7.0000	01/15/31	30,767
44,416	Ginnie Mae I Pool 529797		7.0000	01/15/31	44,894
44,094	Ginnie Mae I Pool 529800		7.0000	02/15/31	44,058
86,993	Ginnie Mae I Pool 529848		6.5000	03/15/31	88,062
25,000	Ginnie Mae I Pool 548517		6.5000	03/15/31	25,427
160,608	Ginnie Mae I Pool 529826		6.5000	03/15/31	163,063
80,148	Ginnie Mae I Pool 529825		6.5000	03/15/31	81,064
25,000	Ginnie Mae I Pool 529954		6.5000	03/15/31	25,348
82,353	Ginnie Mae I Pool 529850		6.5000	04/15/31	83,340
25,000	Ginnie Mae I Pool 548517		6.5000	04/15/31	25,427
36,832	Ginnie Mae I Pool 529849		6.5000	04/15/31	37,050
99,018	Ginnie Mae I Pool 529872		6.5000	05/15/31	100,605
25,000	Ginnie Mae I Pool 529954		6.5000	05/15/31	25,348
61,253	Ginnie Mae I Pool 529873		6.5000	05/15/31	61,794
25,000	Ginnie Mae I Pool 548517		6.5000	06/15/31	25,427
40,278	Ginnie Mae I Pool 529954		6.5000	08/15/31	40,839
ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 104.7% (Continued)
	AGENCY MBS OTHER — 10.4% (Continued)
37,484	Ginnie Mae I Pool 548517		6.5000	08/15/31	$ 38,124
410,354	Ginnie Mae I Pool 556305(c)		6.5000	11/15/31	432,009
263,216	Ginnie Mae I Pool 556304		6.5000	11/15/31	271,423
139,922	Ginnie Mae I Pool 556306		6.5000	01/15/32	142,574
91,808	Ginnie Mae I Pool 583307		6.0000	08/15/32	94,430
96,504	Ginnie Mae I Pool 583308		6.0000	08/15/32	97,509
596,344	Ginnie Mae I Pool 583347(c)		6.5000	08/15/32	633,795
316,574	Ginnie Mae I Pool 560160(c)		6.0000	09/15/32	332,161
446,051	Ginnie Mae I Pool 593650(c)		6.5000	02/15/33	472,468
105,400	Ginnie Mae I Pool 593671		6.0000	04/15/33	106,688
361,940	Ginnie Mae I Pool 593714(c)		6.0000	08/15/33	377,784
383,854	Ginnie Mae I Pool 678550(c)		5.0000	04/15/38	395,552
785,756	Ginnie Mae I Pool 684146(c)		5.0000	06/15/38	814,487
738,669	Ginnie Mae I Pool 694156(c)		5.0000	09/15/38	766,172
					9,029,858
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $93,491,033)				90,623,590

	TOTAL INVESTMENTS - 176.8% (Cost $162,415,448)				$ 153,016,836
	LIABILITIES IN EXCESS OF OTHER ASSETS - (76.8)%				(66,468,363)
	NET ASSETS - 100.0%				$ 86,548,473

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts		Expiration	Notional Amount(e)	Value and Unrealized Appreciation
60	CBOT 10 Year US Treasury Note		09/21/2022	$ 7,111,860	$ 91,343
125	CBOT US Long Bond Future		09/21/2022	17,328,125	246,563
	TOTAL FUTURES CONTRACTS				$ 337,906

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

REVERSE REPURCHASE AGREEMENTS

Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$ (3,282,000)	Amherst Pierpoint	6/7/2022	1.3500	7/8/2022	$ (3,282,000)
(28,425,000)	Goldman Sachs	6/22/2022	1.8000	7/8/2022	$ (28,425,000)
(17,750,000)	INTL FCStone	6/30/2022	1.7500	7/8/2022	(17,750,000)
(19,405,000)	South Street	6/7/2022	1.3000	7/8/2022	(19,405,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $68,862,000)					$ (68,862,000)

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	This security has been pledged as collateral for securities sold under agreements to repurchase of $77,121,193.
(d)	Variable rate security; the rate shown represents the rate on June 30, 2022.

Fannie Mae - Mortgage-backed securities guaranteed by the Federal National Mortgage Association. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity.

Ginnie Mae - Mortgage-backed securities guaranteed by the Government National Mortgage Association. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity. GNMA securities are the only mortgage-backed securities guaranteed by the full faith and credit of the U.S. Government.